United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-12-31

Date of Reporting Period: Six months ended 2026-06-30

Item 1.	Reports to Stockholders

Federated Hermes MDT Market Neutral Fund

Class A Shares | QAMNX

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Adviser Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$105	2.12%

Key Fund Statistics

  Net Assets$2,410,230,443
  Number of Investments399
  Portfolio Turnover48%

Fund Holdings

Top Security Types (% of Net Assets)

Common Stocks
91.0%
Collateral on Deposit for Securities Sold Short
71.5%
Cash Equivalents
5.4%
Securities Sold Short
(71.6%)

Table Summary
Value	Value
Securities Sold Short	(71.6%)
Cash Equivalents	5.4%
Collateral on Deposit for Securities Sold Short	71.5%
Common Stocks	91.0%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.3%
Energy	2.4%
Communication Services	3.7%
Materials	4.0%
Consumer Staples	4.2%
Industrials	13.3%
Health Care	14.9%
Consumer Discretionary	15.4%
Information Technology	18.6%
Financials	19.6%

Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A440

Q455472-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Market Neutral Fund

Institutional Shares | QQMNX

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Adviser Series

This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$93	1.88%

Key Fund Statistics

  Net Assets$2,410,230,443
  Number of Investments399
  Portfolio Turnover48%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(71.6%)
Cash Equivalents	5.4%
Collateral on Deposit for Securities Sold Short	71.5%
Common Stocks	91.0%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	1.6%
Real Estate	2.3%
Energy	2.4%
Communication Services	3.7%
Materials	4.0%
Consumer Staples	4.2%
Industrials	13.3%
Health Care	14.9%
Consumer Discretionary	15.4%
Information Technology	18.6%
Financials	19.6%

Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A432

Q455472-B (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Share Class | Ticker	A | QAMNX	Institutional | QQMNX

Federated Hermes MDT Market Neutral Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—91.0%
		Communication Services—5.2%
176,576	[1,2]	CarGurus, Inc.	$ 6,019,476
194,193	[2]	Charter Communications, Inc.	27,616,186
4,771	[1,2]	Live Nation Entertainment, Inc.	873,618
586,463	[2]	Netflix, Inc.	41,873,458
273,959	[2]	Pinterest, Inc.	5,761,358
85,627	[2]	Reddit, Inc.	14,863,135
52,671		Sirius XM Holdings, Inc.	1,555,901
1,529	[2]	Spotify Technology S.A.	702,010
1,366,883	[1,2]	Trade Desk, Inc./The	24,713,245
109,709	[2]	TripAdvisor, Inc.	1,504,110
233,307	[1,2]	ZoomInfo Technologies, Inc.	683,589
		TOTAL	126,166,086
		Consumer Discretionary—12.7%
666,731	[1]	Advance Auto Parts, Inc.	41,484,003
9,819	[2]	Airbnb, Inc.	1,405,099
224,962	[2]	Capri Holdings Ltd.	4,177,544
34,501	[2]	Chewy, Inc.	677,945
456,007	[2]	Chipotle Mexican Grill, Inc.	15,504,238
250,738	[1,2]	Deckers Outdoor Corp.	24,895,776
194,125	[2]	Duolingo, Inc.	22,328,258
10,187	[1]	Expedia Group, Inc.	2,606,650
190,174	[1,2]	Five Below, Inc.	34,191,383
192,611	[1]	General Motors Co.	14,846,456
121,728	[1,2]	Life Time Group Holdings, Inc.	4,971,372
319,773	[1,2]	Lululemon Athletica, Inc.	36,511,681
37,346	[2]	On Holding AG	1,322,795
8,363	[2]	O’Reilly Automotive, Inc.	770,149
63,783		Polaris, Inc., Class A	4,365,309
14,277	[1]	PVH Corp.	1,060,210
18,498		Restaurant Brands International, Inc.	1,341,290
69,866	[1,2]	Revolve Group, Inc.	1,599,233
33,162	[1,2]	SharkNinja, Inc.	5,049,578
23,913		Steven Madden Ltd.	1,006,737
9,161		Tapestry, Inc.	1,340,987
20,332	[1,2]	Ulta Beauty, Inc.	9,169,325
187,580	[1,2]	Under Armour, Inc., Class A	1,198,636
359,221	[1]	V.F. Corp.	5,991,806
609,805	[1,2]	Viking Holdings Ltd.	63,828,289
23,360	[2]	Wayfair, Inc.	2,158,931
15,451		Yum! Brands, Inc.	2,469,997
		TOTAL	306,273,677
		Consumer Staples—3.3%
104,646	[2]	Bellring Brands, Inc.	1,354,119
39,058		Costco Wholesale Corp.	36,537,587
110,818	[1,2]	Dollar Tree, Inc.	13,403,437
36,061	[1]	Estee Lauder Cos., Inc., Class A	2,847,016
390,738	[1,2]	Maplebear, Inc.	18,501,444
8,336	[2]	Post Holdings, Inc.	735,735
11,873	[1]	Spectrum Brands Holdings, Inc.	1,018,110
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
19,067	[2]	Sprouts Farmers Market, Inc.	$ 1,612,687
34,241		WalMart, Inc.	3,878,136
		TOTAL	79,888,271
		Energy—2.5%
37,349	[1]	Cheniere Energy, Inc.	8,926,784
72,275	[1]	EOG Resources, Inc.	9,376,236
74,661		Murphy Oil Corp.	2,430,962
191,077		Occidental Petroleum Corp.	9,280,610
32,759	[1,2]	Oceaneering International, Inc.	1,327,395
203,279	[1]	PBF Energy, Inc.	9,253,260
22,112		Phillips 66	3,738,033
50,828	[2]	Seadrill Ltd.	1,922,315
105,798	[1,2]	Tidewater, Inc.	7,049,321
24,604	[1]	Weatherford International PLC	2,005,226
78,652		Williams Cos., Inc.	5,846,990
		TOTAL	61,157,132
		Financials—15.3%
71,217		Allstate Corp.	16,945,373
25,884	[1]	Ameriprise Financial, Inc.	11,874,544
21,366	[2]	Arch Capital Group Ltd.	2,073,784
3,543		Assurant, Inc.	951,402
315,148	[1]	Bank of New York Mellon Corp.	45,573,552
5,359		Cboe Global Markets, Inc.	1,300,469
401,553		Charles Schwab Corp.	37,051,295
1,228,327	[1,2]	Fiserv, Inc.	60,249,439
5,191		Globe Life, Inc.	927,528
139,023	[1,2]	Happen, Inc.	2,883,337
125,605	[1]	Interactive Brokers Group, Inc., Class A	10,932,659
169,344	[1]	Jackson Financial, Inc.	17,339,132
20,841	[1,2]	LendingTree, Inc.	923,048
37,314	[1]	Live Oak Bancshares, Inc.	1,523,904
50,802	[1]	Morgan Stanley	10,619,650
85,804	[1]	Northern Trust Corp.	14,916,167
104,719	[2]	Oscar Health, Inc.	2,986,586
36,004		PayPal Holdings, Inc.	1,554,653
27,681	[1]	PROG Holdings, Inc.	1,290,211
4,581	[1]	Progressive Corp., OH	1,000,720
118,948	[1]	Prudential Financial, Inc.	12,838,058
167,080	[1]	State Street Corp.	28,336,768
251,855	[1,2]	StoneCo Ltd.	2,730,108
41,167	[1]	Synchrony Financial	3,130,750
190,585	[1]	The Travelers Cos., Inc.	62,915,920
262,992	[2]	Toast, Inc.	7,316,437
130,531		Virtu Financial, Inc.	7,775,732
6,521	[2]	WEX, Inc.	920,048
		TOTAL	368,881,274
		Health Care—13.8%
237,202	[1]	AbbVie, Inc.	59,689,511
114,143	[1,2]	Align Technology, Inc.	19,251,358
27,832	[1,2]	Alnylam Pharmaceuticals, Inc.	8,378,267
54,751		Amgen, Inc.	19,826,432
65,209		Baxter International, Inc.	1,390,256
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
8,333	[1,2]	Biogen, Inc.	$ 1,800,428
94,176	[2]	BioMarin Pharmaceutical, Inc.	5,388,751
28,918	[2]	Boston Scientific Corp.	1,234,220
87,249	[2]	Bridgebio Pharma, Inc.	6,498,306
36,519	[1]	Cardinal Health, Inc.	8,675,454
4,721	[1]	Cencora, Inc.	1,335,949
38,637	[1,2]	Charles River Laboratories International, Inc.	8,762,485
195,181	[1,2]	Community Health Systems, Inc.	651,905
32,852	[1,2]	Dexcom, Inc.	2,212,582
46,479	[1,2]	Fulgent Genetics, Inc.	953,749
11,941		Gilead Sciences, Inc.	1,508,626
58,655	[2]	Guardant Health, Inc.	8,800,010
56,624	[2]	Halozyme Therapeutics, Inc.	4,431,960
62,307	[1]	Humana, Inc.	24,749,587
38,615	[1,2]	Illumina, Inc.	6,789,675
27,491	[1,2]	Incyte Corp.	3,116,380
52,128	[1,2]	Insulet Corp.	7,936,488
54,371	[2]	Liquidia Corp.	4,335,000
658,709	[1,2]	Moderna, Inc.	46,129,391
161,250	[1,2]	NeoGenomics, Inc.	2,352,637
52,286	[1,2]	Omnicell, Inc.	2,170,915
40,465	[1]	Regeneron Pharmaceuticals, Inc.	25,231,546
114,447	[2]	Sarepta Therapeutics, Inc.	2,056,613
117,694	[1,2]	Teladoc Health, Inc.	998,045
50,878	[1]	UnitedHealth Group, Inc.	21,146,423
134,777	[2]	Veeva Systems, Inc.	23,918,874
		TOTAL	331,721,823
		Industrials—12.7%
33,645	[1]	Allison Transmission Holdings, Inc.	3,793,137
61,941	[2]	APi Group Corp.	2,623,201
17,485	[1]	Apogee Enterprises, Inc.	799,764
33,483		Atmus Filtration Technologies, Inc.	1,707,298
40,698		Automatic Data Processing, Inc.	9,114,317
12,145	[2]	Bloom Energy Corp.	3,676,292
22,514	[1,2]	BlueLinx Holdings, Inc.	1,393,166
57,319		Booz Allen Hamilton Holding Corp.	3,477,544
610,736	[2]	Copart, Inc.	17,216,648
12,397	[1,2]	DXP Enterprises, Inc.	2,091,870
153,992	[1]	GE Aerospace	57,551,430
53,071	[1]	GE Vernova, Inc.	62,350,995
13,590	[1,2]	Generac Holdings, Inc.	3,979,288
7,587		General Dynamics Corp.	2,687,619
97,965	[2]	Intuitive Machines, Inc.	2,095,471
18,691		Johnson Controls International PLC	2,730,942
16,445		Leidos Holdings, Inc.	1,693,342
17,772	[1]	Masco Corp.	1,446,108
50,370	[1]	Paycom Software, Inc.	6,330,502
69,946	[1]	Pitney Bowes, Inc.	1,225,454
30,228	[1,2]	Proto Labs, Inc.	2,463,884
893		Quanta Services, Inc.	642,996
25,748		Robert Half, Inc.	790,464
84,884		RTX Corp.	16,105,041
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
41,991	[1,2]	SkyWest, Inc.	$ 4,170,966
137,918		Southwest Airlines Co.	7,091,744
40,404		Stanley Black & Decker, Inc.	3,802,824
12,509	[1]	Trane Technologies PLC	6,143,920
2,993	[1,2]	TransDigm, Inc.	3,986,796
17,622	[2]	Trex Co., Inc.	881,805
121,306	[1,2]	Uber Technologies, Inc.	8,753,441
165,779	[1,2]	United Airlines Holdings, Inc.	22,544,286
197,508	[1]	Veralto Corp.	17,515,009
71,259		Vertiv Holdings Co.	23,858,938
		TOTAL	306,736,502
		Information Technology—21.0%
304,168	[1]	Accenture PLC	37,850,666
118,692	[1,2]	Adobe, Inc.	24,334,234
128,580		Amkor Technology, Inc.	11,087,453
11,453		Analog Devices, Inc.	4,548,788
40,999		Apple, Inc.	11,863,471
2,907		Applied Materials, Inc.	2,101,761
2,735	[2]	AppLovin Corp.	1,409,154
138,836	[2]	Arista Networks, Inc.	23,585,460
16,749	[2]	Astera Labs, Inc.	8,090,102
313,794	[2]	Atlassian Corp. PLC	24,410,035
39,828	[2]	Axcelis Technologies, Inc.	7,545,415
18,644	[2]	Bill.Com Holdings, Inc.	674,167
7,816		Broadcom, Inc.	2,952,494
178,876	[2]	Cipher Digital, Inc.	4,382,462
23,918	[1]	Clear Secure, Inc.	1,332,950
31,217		Cognizant Technology Solutions Corp.	1,209,034
75,780	[2]	Crowdstrike Holdings, Inc.	57,830,749
87,447	[2]	DocuSign, Inc.	3,884,396
40,226	[2]	Dynatrace Holdings LLC	1,766,324
391,730	[1,2]	Enphase Energy, Inc.	19,288,785
23,587	[1,2]	EPAM Systems, Inc.	1,871,628
38,588	[2]	Everpure, Inc.	3,040,349
207,916	[1,2]	Fortinet, Inc.	31,940,056
179,404	[2]	Gartner, Inc., Class A	23,254,347
87,455	[1,2]	GoDaddy, Inc.	7,423,180
17,633	[1,2]	HubSpot, Inc.	3,218,199
20,209	[2]	Hut 8 Corp.	2,333,028
212,872		Intuit, Inc.	55,559,592
5,352		Micron Technology, Inc.	6,177,760
84,750	[1]	NetApp, Inc.	13,115,910
71,848		NVIDIA Corp.	14,376,066
48,731	[2]	Okta, Inc.	6,649,345
10,371	[1,2]	ON Semiconductor Corp.	980,474
6,444	[2]	Onto Innovation, Inc.	2,438,732
2,479	[2]	Palo Alto Networks, Inc.	845,389
137,964	[1]	Pegasystems, Inc.	4,134,781
16,392	[1,2]	Procore Technologies, Inc.	665,843
60,815	[1,2]	Q2 Holdings, Inc.	2,925,202
4,081	[2]	Qnity Electronics, Inc.	666,468
8,306	[1,2]	Qualys, Inc.	1,141,992
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
26,054	[1]	RingCentral, Inc.	$ 1,015,585
7,811	[2]	ServiceNow, Inc.	775,476
88,870	[1]	Skyworks Solutions, Inc.	6,025,386
12,518	[2]	Snowflake, Inc.	3,185,831
1,786	[1,2]	Synaptics, Inc.	221,875
19,659		TD SYNNEX Corp.	5,255,637
39,950	[1]	Teradyne, Inc.	19,329,408
496,813	[2]	Terawulf, Inc.	12,271,281
10,616		Texas Instruments, Inc.	3,164,311
24,268	[2]	Tyler Technologies, Inc.	7,097,419
98,260	[2]	UiPath, Inc.	1,068,086
116,934	[2]	Workday, Inc.	14,315,060
		TOTAL	506,631,596
		Materials—2.6%
32,097		Albemarle Corp.	4,334,058
117,403		Alcoa Corp.	6,121,392
538,443	[1]	Celanese Corp.	24,768,378
43,089	[1]	FMC Corp.	495,524
105,211	[1]	Mosaic Co./The	2,229,421
214,146	[1]	Newmont Corp.	20,001,236
14,011	[1]	Steel Dynamics, Inc.	3,214,964
		TOTAL	61,164,973
		Real Estate—1.3%
190,875		American Healthcare REIT, Inc.	9,954,131
15,495	[2]	CBRE Group, Inc.	2,087,021
144,565	[2]	CoStar Group, Inc.	4,094,081
185,987	[1]	Kilroy Realty Corp.	6,968,933
87,862	[1]	SL Green Realty Corp.	4,548,616
28,823	[1]	Vornado Realty Trust LP	1,132,744
63,464	[1,2]	Zillow Group, Inc.	1,990,866
		TOTAL	30,776,392
		Utilities—0.6%
69,530		Duke Energy Corp.	8,801,107
75,556		Exelon Corp.	3,522,421
18,388		Southern Co.	1,759,916
		TOTAL	14,083,444
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,858,312,928)	2,193,481,170
		INVESTMENT COMPANY—5.4%
129,632,133		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[3] (IDENTIFIED COST $129,632,133)	129,632,133
		TOTAL INVESTMENT IN SECURITIES—96.4% (IDENTIFIED COST $1,987,945,061)[4]	2,323,113,303
		OTHER ASSETS AND LIABILITIES - NET—3.6%[5]	87,117,140
		NET ASSETS—100%	$2,410,230,443
SECURITIES SOLD SHORT—(71.6)%
Shares			Value
		Communication Services—(2.6)%
35,816	[2]	AST SpaceMobile, Inc.	$ 3,182,610
9,316		ATN International, Inc.	246,781
78,728		Comcast Corp., Class A	1,932,772
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Communication Services—continued
36,194	[2]	E.W. Scripps Co.	$ 100,257
192,063	[2]	Magnite, Inc.	3,645,356
617,919	[2]	ROBLOX Corp.	33,602,435
42,787		Sinclair, Inc.	609,715
13,510	[2]	Take-Two Interactive Software, Inc.	3,377,230
81,088		TKO Group Holdings, Inc.	16,323,825
		TOTAL	63,020,981
		Consumer Discretionary—(11.0)%
90,988	[2]	CarMax, Inc.	4,812,355
100,770	[2]	Carvana Co.	6,632,681
355,768	[2]	Cava Group, Inc.	27,920,673
44,554		Churchill Downs, Inc.	3,993,821
105,077		D. R. Horton, Inc.	17,114,942
63,339	[2]	Dave & Buster’s Entertainment, Inc.	722,065
125,014	[2]	DoorDash, Inc.	23,068,833
454,913	[2]	DraftKings, Inc.	11,491,102
182,412	[2]	Driven Brands Holdings, Inc.	2,542,823
43,390	[2]	Floor & Decor Holdings, Inc.	2,575,630
566,360	[2]	Flutter Entertainment PLC	57,865,001
33,998	[2]	Fox Factory Holding Corp.	576,096
240,805	[2]	GameStop Corp.	5,316,974
60,320		Garmin Ltd.	14,328,413
21,908		G-III Apparel Group Ltd.	738,519
11,011		Home Depot, Inc.	3,883,360
16,252		Lennar Corp., Class A	1,470,644
8,354		Lithia Motors, Inc.	2,426,753
43,120		LKQ Corp.	1,135,350
76,600		Lowe’s Cos., Inc.	16,889,534
267,569	[2]	Norwegian Cruise Line Holdings Ltd.	5,648,382
215,073	[2]	Planet Fitness, Inc.	11,220,358
4,640	[2]	RH	764,347
20,046		Royal Caribbean Cruises Ltd.	6,365,206
83,877	[2]	Six Flags Entertainment Corp.	1,786,580
159,205		Starbucks Corp.	16,269,159
110,494	[2]	Stride, Inc.	9,529,003
82,537	[2]	The RealReal, Inc.	973,111
45,107		Wingstop, Inc.	7,822,005
		TOTAL	265,883,720
		Consumer Staples—(3.0)%
700,801	[2]	Celsius Holdings, Inc.	20,519,453
14,690		Del Monte Corp.	409,998
7,611		Dollar General Corp.	876,102
133,598	[2]	elf Beauty, Inc.	9,886,252
532,823		Lamb Weston Holdings, Inc.	23,007,297
39,850	[2]	Performance Food Group Co.	4,454,831
531,799		Primo Brands Corp.	12,997,168
8,157		Target Corp.	1,065,386
		TOTAL	73,216,487
		Energy—(1.7)%
10,063		Baker Hughes a GE Co. LLC	558,497
179,866		Diamondback Energy, Inc.	31,616,845
7,226	[2]	DMC Global, Inc.	41,983
63,411	[2]	Green Plains, Inc.	975,261
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Energy—continued
20,643		Halliburton Co.	$ 700,830
157,627		SLB Ltd.	7,328,079
		TOTAL	41,221,495
		Financials—(14.1)%
33,485		Aon PLC	11,106,640
456,752		Ares Management Corp.	50,841,065
115,574	[2]	Berkshire Hathaway, Inc., Class B	57,832,074
108,689		Blackstone, Inc.	12,789,435
371,905		Brookfield Asset Management Ltd.	16,679,939
500,769		Brown & Brown	32,124,331
149,299		Capital One Financial Co.	29,952,365
55,539		Citigroup, Inc.	7,773,238
51,620	[2]	Coinbase Global, Inc.	7,546,328
3,290		Erie Indemnity Co.	788,778
28,321		Glacier Bancorp, Inc.	1,460,797
556,626		KKR & Co., Inc.	51,087,134
2,287		LPL Financial Holdings, Inc.	644,202
38,011	[2]	PRA Group, Inc.	721,829
246,417	[2]	Robinhood Markets, Inc.	24,710,697
17,889		SEI Investments Co.	1,569,044
103,611	[2]	Shift4 Payments, Inc.	5,039,639
25,652	[2]	StoneX Group, Inc.	3,039,703
6,563		T. Rowe Price Group, Inc.	746,148
156,546		Truist Financial Corp.	7,799,122
386,324	[2]	Upstart Holdings, Inc.	13,687,459
12,607		Western Alliance Bancorp	1,036,295
		TOTAL	338,976,262
		Health Care—(10.7)%
88,699	[2]	10X Genomics, Inc.	3,400,720
12,960	[2]	agilon health, Inc.	1,389,053
60,422	[2]	Arrowhead Pharmaceuticals, Inc.	4,924,997
13,691	[2]	Axsome Therapeutics, Inc.	3,351,146
167,045		Becton Dickinson & Co.	25,278,920
94,787	[2]	Biohaven Ltd.	1,410,431
25,629	[2]	Centene Corp.	1,645,126
44,015	[2]	Cryoport, Inc.	691,035
102,374	[2]	Cytokinetics, Inc.	8,721,241
117,538		Danaher Corp.	22,388,638
68,190	[2]	HealthEquity, Inc.	6,158,921
198,316	[2]	Heron Therapeutics, Inc.	84,641
631,537	[2]	Hims & Hers Health, Inc.	21,895,388
79,621	[2]	Immunovant, Inc.	3,067,797
13,327	[2]	Inspire Medical Systems, Inc.	594,517
52,571	[2]	Kodiak Sciences, Inc.	2,048,166
11,333	[2]	Madrigal Pharmaceuticals, Inc.	6,085,254
47,674		Merck & Co., Inc.	6,126,109
19,847	[2]	PTC Therapeutics, Inc.	1,618,920
25,625	[2]	Repligen Corp.	3,496,275
34,227	[2]	Revolution Medicines, Inc.	6,410,033
14,510	[2]	Scholar Rock Holding Corp.	798,050
295,104	[2]	Summit Therapeutics, Inc.	4,299,665
535,724	[2]	Tempus AI, Inc.	31,034,491
51,919		Thermo Fisher Scientific, Inc.	26,030,110
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Health Care—continued
52,165	[2]	TransMedics Group, Inc.	$ 3,464,799
99,864	[2]	Ultragenyx Pharmaceutical, Inc.	3,334,459
402,293	[2]	Vaxcyte, Inc.	23,385,292
65,048	[2]	Waters Corp.	24,395,602
12,707		West Pharmaceutical Services, Inc.	4,561,813
58,854		Zimmer Biomet Holdings, Inc.	5,066,741
		TOTAL	257,158,350
		Industrials—(9.6)%
72,396		Aaon, Inc.	9,184,157
89,558	[2]	Aerovironment, Inc.	14,783,339
34,299	[2]	Ameresco, Inc.	946,652
53,171	[2]	Avis Budget Group, Inc.	7,860,269
22,384	[2]	Axon Enterprise, Inc.	12,548,694
4,772		Carpenter Technology Corp.	2,943,561
188,295		Carrier Global Corp.	13,811,438
1,178		Caterpillar, Inc.	1,254,452
203,225		Concentrix Corp.	4,553,256
22,192	[2]	Core & Main, Inc.	1,070,764
28,894		Deere & Co.	18,328,331
3,658	[2]	FTI Consulting, Inc.	545,079
111,061	[2]	GXO Logistics, Inc.	5,630,793
122,630		Ingersoll-Rand, Inc.	10,054,434
5,959	[2]	Kirby Corp.	810,245
140,311		Knight-Swift Transportation Holdings, Inc.	10,926,018
21,288	[2]	Mercury Systems, Inc.	2,604,161
17,723	[2]	NextPower, Inc.	2,111,518
6,144		Old Dominion Freight Lines, Inc.	1,330,790
137,605		PACCAR, Inc.	16,529,113
645,935	[2]	QXO, Inc.	11,161,757
20,654	[2]	Rocket Lab Corp.	2,099,479
57,407	[2]	Saia, Inc.	24,177,532
95,426		United Parcel Service, Inc.	10,258,295
219,414		Verisk Analytics, Inc.	39,391,395
13,288	[2]	Vicor Corp.	5,046,517
		TOTAL	229,962,039
		Information Technology—(13.3)%
138,414	[2]	Allegro MicroSystems, Inc.	9,636,383
21,427	[2]	Appian Corp.	490,678
93,585	[2]	Circle Internet Group, Inc.	5,861,228
180,729	[2]	CloudFlare, Inc.	44,329,209
44,922	[2]	CoreWeave, Inc.	4,471,536
76,411		Corning, Inc.	19,517,662
28,523	[2]	Credo Technology Group Holding Ltd.	7,756,830
61,496	[2]	D-Wave Quantum, Inc.	1,475,289
51,958		Entegris, Inc.	9,345,166
167,665	[2]	Figma, Inc.	3,033,060
31,126	[2]	First Solar, Inc.	7,344,491
20,458		Globalfoundries, Inc.	1,685,944
53,970		IBM Corp.	15,176,904
39,156	[2]	Impinj, Inc.	5,608,314
264,222	[2]	IonQ, Inc.	14,072,464
16,302	[2]	IREN Ltd.	745,490
83,367		Marvell Technology, Inc.	24,834,196
Semi-Annual Financial Statements and Additional Information

Shares			Value
		Information Technology—continued
79,596	[2]	nCino, Inc.	$ 1,301,395
66,594	[2]	Nutanix, Inc.	3,393,630
25,900	[2]	Par Technology Corp.	451,178
15,496		Salesforce, Inc.	2,427,603
5,588	[2]	Sitime Corp.	4,166,189
103,062	[2]	Sprout Social, Inc.	778,118
31,875	[2]	Strategy, Inc., Class A	2,770,894
366,944	[2]	Super Micro Computer, Inc.	10,762,467
113,199	[2]	Synopsys, Inc.	50,494,678
21,627		Ubiquiti Networks, Inc.	11,549,467
89,423	[2]	Unity Software, Inc.	2,555,709
727,760	[2]	Zeta Global Holdings Corp.	14,322,317
282,477	[2]	Zscaler, Inc.	39,871,628
		TOTAL	320,230,117
		Materials—(2.8)%
95,362		Air Products & Chemicals, Inc.	27,958,231
62,227		Dow, Inc.	1,702,531
82,712		Freeport-McMoRan, Inc.	5,201,758
432,538		International Paper Co.	16,479,698
30,069		James Hardie Industries PLC	787,206
18,738		LyondellBasell Industries N.V.	986,556
195,427	[2]	MP Materials Corp.	10,945,866
45,461		Smurfit WestRock PLC	2,103,026
27,902		Westlake Corp.	2,036,846
		TOTAL	68,201,718
		Real Estate—(1.6)%
403,915		Alexandria Real Estate Equities, Inc.	21,346,908
85,926		Extra Space Storage, Inc.	12,485,048
213,199		Healthcare Realty Trust, Inc.	4,300,224
47,162		Weyerhaeuser Co.	1,129,058
		TOTAL	39,261,238
		Utilities—(1.2)%
37,479		Brookfield Renewable Corp.	1,391,220
95,564		Constellation Energy Corp.	23,735,231
21,353		Sempra Energy	1,979,637
9,798		Southwest Gas Holdings, Inc.	868,887
		TOTAL	27,974,975
		Total Securities Sold Short (PROCEEDS $1,646,679,319)	$1,725,107,382
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2026, were as follows:
Affiliated	Value as of 12/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 6/30/2026	Shares Held as of 6/30/2026	Dividend Income*
Consumer Discretionary:
Advance Auto Parts, Inc.**	$26,202,528	$—	$—	$15,281,475	$—	$41,484,003	666,731	$333,366

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At June 30, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$207,717,325
Purchases at Cost	$424,581,773
Proceeds from Sales	$(502,666,965)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$129,632,133
Shares Held as of 6/30/2026	129,632,133
Dividend Income	$2,831,859

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(formerly, Investor Class Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.28	$19.64	$17.05	$17.28	$17.75	$17.47
Income From Investment Operations:
Net investment income (loss)[2]	0.17	0.41	0.58	0.50	0.08	(0.07)
Net realized and unrealized gain (loss)	(0.20)	1.56	2.37	0.28	1.48	4.04
Total From Investment Operations	(0.03)	1.97	2.95	0.78	1.56	3.97
Less Distributions:
Distributions from net investment income	—	(0.33)	(0.36)	(0.51)	—	—
Distributions from net realized gain	—	—	—	(0.50)	(2.03)	(3.69)
Total Distributions	—	(0.33)	(0.36)	(1.01)	(2.03)	(3.69)
Net Asset Value, End of Period	$21.25	$21.28	$19.64	$17.05	$17.28	$17.75
Total Return[3]	(0.14)%	10.00%	17.32%	4.71%	9.24%	23.16%
Ratios to Average Net Assets:
Net expenses[4]	2.12%[5]	2.33%	2.06%	2.14%	1.85%	1.26%
Net expenses excluding dividends and other expenses related to short sales	1.24%[5]	1.27%	1.33%	1.31%	1.33%	0.93%
Net investment income (loss)	1.60%[5]	1.99%	2.98%	2.88%	0.43%	(0.36)%
Expense waiver/reimbursement[6]	0.01%[5]	0.01%	0.01%	0.07%	0.15%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,695	$228,597	$235,447	$13,857	$10,276	$2,554
Portfolio turnover[7]	48%	62%	58%	150%	270%	204%

1
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into Federated Hermes MDT Market Neutral Fund (the “Fund”), a
portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.97	$20.27	$17.56	$17.76	$18.16	$17.84
Income From Investment Operations:
Net investment income (loss)[2]	0.20	0.47	0.62	0.55	0.10	(0.11)
Net realized and unrealized gain (loss)	(0.20)	1.61	2.47	0.30	1.55	4.12
Total From Investment Operations	—	2.08	3.09	0.85	1.65	4.01
Less Distributions:
Distributions from net investment income	—	(0.38)	(0.38)	(0.55)	(0.02)	—
Distributions from net realized gain	—	—	—	(0.50)	(2.03)	(3.69)
Total Distributions	—	(0.38)	(0.38)	(1.05)	(2.05)	(3.69)
Net Asset Value, End of Period	$21.97	$21.97	$20.27	$17.56	$17.76	$18.16
Total Return[3]	0.00%	10.27%	17.58%	4.96%	9.52%	22.90%
Ratios to Average Net Assets:
Net expenses[4]	1.88%[5]	2.09%	1.85%	1.93%	1.60%	1.44%
Net expenses excluding dividends and other expenses related to short sales	1.00%[5]	1.03%	1.08%	1.08%	1.08%	1.12%
Net investment income (loss)	1.84%[5]	2.20%	3.14%	3.10%	0.55%	(0.55)%
Expense waiver/reimbursement[6]	0.01%[5]	0.01%	0.01%	0.07%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,178,535	$1,707,026	$707,137	$318,862	$232,152	$85,310
Portfolio turnover[7]	48%	62%	58%	150%	270%	204%

1
The Predecessor Fund was reorganized into the Fund, a portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The
Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor
Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $129,632,133 of investments in affiliated holdings* (identified cost $1,987,945,061, including $129,632,133 of identified cost in affiliated holdings)	$2,323,113,303
Due from broker (Note 2)	30,000,000
Deposit at broker for short sales	1,724,080,143
Income receivable	652,473
Income receivable from affiliated holdings	310,993
Interest receivable on short positions	1,457,460
Receivable for investments sold	13,124,051
Receivable for shares sold	58,712,207
Total Assets	4,151,450,630
Liabilities:
Securities sold short, at value (proceeds $1,646,679,319)	1,725,107,382
Dividends payable on short positions	598,928
Payable for investments purchased	13,061,857
Payable for shares redeemed	1,869,830
Payable to bank	159,707
Payable for investment adviser fee (Note 5)	51,403
Payable for administrative fee (Note 5)	4,984
Payable for other service fees (Notes 2 and 5)	56,554
Accrued expenses (Note 5)	309,542
Total Liabilities	1,741,220,187
Net assets for 110,060,952 shares outstanding	$2,410,230,443
Net Assets Consist of:
Paid-in capital	$2,241,757,944
Total distributable earnings (loss)	168,472,499
Net Assets	$2,410,230,443
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($231,694,975 ÷ 10,901,209 shares outstanding), no par value, unlimited shares authorized	$21.25
Offering price per share (100/94.50 of $21.25)	$22.49
Redemption proceeds per share	$21.25
Institutional Shares:
Net asset value per share ($2,178,535,468 ÷ 99,159,743 shares outstanding), no par value, unlimited shares authorized	$21.97
Offering price per share	$21.97
Redemption proceeds per share	$21.97

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$30,426,712
Dividends (including $3,165,225 received from affiliated holdings* and net of foreign taxes withheld of $3,607)	9,400,214
TOTAL INCOME	39,826,926
Expenses:
Investment adviser fee (Note 5)	8,582,079
Administrative fee (Note 5)	832,178
Custodian fees	43,721
Transfer agent fees	1,019,825
Directors’/Trustees’ fees (Note 5)	4,825
Auditing fees	23,946
Legal fees	5,464
Portfolio accounting fees	92,761
Other service fees (Notes 2 and 5)	281,376
Share registration costs	113,362
Printing and postage	42,050
Miscellaneous (Note 5)	16,265
Expenses related to short positions	9,394,251
TOTAL EXPENSES	20,452,103
Reimbursement of investment adviser fee (Note 5)	(55,862)
Net expenses	20,396,241
Net investment income	19,430,685
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized gain on investments	118,074,470
Net realized loss on short sales	(103,922,711)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $15,281,475 on investments in affiliated holdings)	27,331,725
Net change in unrealized depreciation of securities sold short	(61,958,825)
Net realized and unrealized gain (loss) on investments and short sales	(20,475,341)
Change in net assets resulting from operations	$(1,044,656)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,430,685	$32,775,645
Net realized gain (loss)	14,151,759	(86,670,161)
Net change in unrealized appreciation/depreciation	(34,627,100)	199,085,304
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,044,656)	145,190,788
Distributions to Shareholders:
Class A Shares	—	(3,442,646)
Institutional Shares	—	(29,352,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(32,794,767)
Share Transactions:
Proceeds from sale of shares	819,198,866	1,471,565,766
Net asset value of shares issued to shareholders in payment of distributions declared	—	32,557,021
Cost of shares redeemed	(343,546,099)	(623,481,090)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	475,652,767	880,641,697
Change in net assets	474,608,111	993,037,718
Net Assets:
Beginning of period	1,935,622,332	942,584,614
End of period	$2,410,230,443	$1,935,622,332
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $55,862 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$281,376
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Delaware and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended June 30, 2026, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(103,922,711) and $(61,958,825), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	428,936	$9,133,540	2,240,654	$45,745,790
Shares issued to shareholders in payment of distributions declared	—	—	161,498	3,441,522
Shares redeemed	(270,808)	(5,743,890)	(3,647,385)	(76,295,715)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	158,128	$3,389,650	(1,245,233)	$(27,108,403)
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,885,858	$810,065,326	67,057,415	$1,425,819,976
Shares issued to shareholders in payment of distributions declared	—	—	1,323,432	29,115,499
Shares redeemed	(15,428,687)	(337,802,209)	(25,566,484)	(547,185,375)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	21,457,171	$472,263,117	42,814,363	$907,750,100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	21,615,299	$475,652,767	41,569,130	$880,641,697
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $1,987,945,061. The net unrealized appreciation of all investments, including securities sold short for federal tax purposes was $256,740,179. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $267,631,928 and unrealized depreciation from investments for those securities having an excess of cost over value of $10,891,749.
As of December 31, 2025, the Fund had a capital loss carryforward of $100,953,045 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$100,953,045	$—	$100,953,045
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2026, the Adviser reimbursed $55,862.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended June 30, 2026, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended June 30, 2026, FSSC received $311 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.33% and 1.08% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$1,326,993,682
Sales	$917,771,475
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
Semi-Annual Financial Statements and Additional Information

9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Market Neutral Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees ”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates,, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Market Neutral Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A440
CUSIP 31423A432
Q455472 (8/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Market Neutral Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026